Schedule of Significant Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Other Income and Expenses [Abstract]
Gain (loss) on marketable securities	$ 46	$ 24	$ 28	$ 17